Share capital, share premium and other capital reserves - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital, share premium and other capital reserves
Authorized	90,000,000	90,000,000	90,000,000
Issued and fully paid	26,289,087	26,289,087	25,775,538
Additional paid-in capital	$ 194,424	$ 194,424	$ 192,270
Common share
Share capital, share premium and other capital reserves
Par value	$ 0.14	$ 0.14	$ 0.14
Authorized	45,000,000	45,000,000	45,000,000
Issued and fully paid	26,289,087	26,289,087	25,775,538
Additional paid-in capital	$ 194,424	$ 194,424	$ 192,270
Preference share
Share capital, share premium and other capital reserves
Par value	$ 0.14
Authorized	45,000,000	45,000,000	45,000,000